Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities	Any leases that have a term shorter than 12 months the Group has applied the exemption allowed by paragraph 5a in IFRS16 in respect of short – term leases.
Right-of-use assets	31 Dec 2024	31 Dec 2023
	$000	$000
At 1 January	283	372
Depreciation	(111)	(104)
Disposal of lease	-	-
Exchange differences	(1)	15
	171	283

Lease Liabilities	31 Dec 2024	31 Dec 2023
	$000	$000
At 1 January	247	365
Interest expense	6	10
Lease payments	(144)	(119)
Exchange differences	(3)	(9)
	106	247

Schedule of Consolidated Statement of Financial	Lease liabilities are presented in the consolidated statement of financial; position as follows:
	31 Dec 2024	31 Dec 2023
	$000	$000
Current	106	138
Non-current	-	109
	106	247

Schedule of Future Minimum Lease Payments

The lease liabilities are secured by the related underlying assets. Future minimum lease payments as of 31 December 2024 were as follows:

	Minimum lease payment due
	Within 1 year	1-2 years	2-5 years	Over 5 years	Total
Lease payments	106	-	-	-	106
Finance Charges	(6)	-	-	-	(6)
Net Present Values	100	-	-	-	100